UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

           Investment Company Act file number 811-07489

                        Oppenheimer International Growth Fund
                        -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
                    (Address of principal executive offices)
                                                         (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  May 31, 2003 / Unaudited
                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
Common Stocks--97.0%
--------------------------------------------------------------------------------
Consumer Discretionary--13.6%
--------------------------------------------------------------------------------
Automobiles--0.6%
Porsche AG, Preferred                                        8,944   $ 3,433,560
--------------------------------------------------------------------------------
Distributors--0.1%
Medion AG                                                   13,504       636,897
--------------------------------------------------------------------------------
Household Durables--1.8%
Groupe SEB SA 1                                             79,289     7,432,484
--------------------------------------------------------------------------------
Thomson 1                                                  222,820     3,831,460
                                                                     -----------
                                                                      11,263,944
--------------------------------------------------------------------------------
Internet & Catalog Retail--2.1%
LG Home Shopping, Inc.                                     207,880    13,341,552
--------------------------------------------------------------------------------
Leisure Equipment & Products--1.0%
Konica Corp.                                               676,000     6,200,176
--------------------------------------------------------------------------------
Media--7.0%
British Sky Broadcasting Group plc 1                       551,329     5,988,679
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR 1                         137,200     4,232,620
--------------------------------------------------------------------------------
Mediaset SpA                                               645,700     5,900,849
--------------------------------------------------------------------------------
News Corp. Ltd.                                            617,000     4,672,031
--------------------------------------------------------------------------------
Reed Elsevier plc                                          396,799     3,256,979
--------------------------------------------------------------------------------
Societe Television Francaise 1                             200,110     5,916,935
--------------------------------------------------------------------------------
Sogecable SA 1                                             423,000     6,134,316
--------------------------------------------------------------------------------
Wolters Kluwer NV                                          234,199     2,963,876
--------------------------------------------------------------------------------
Zee Telefilms Ltd. 1                                     2,339,700     4,259,429
                                                                    ------------
                                                                      43,325,714

--------------------------------------------------------------------------------
Specialty Retail--1.0%
New Dixons Group plc                                     3,398,240     6,430,470
--------------------------------------------------------------------------------
Consumer Staples--2.0%
--------------------------------------------------------------------------------
Beverages--1.5%
Foster's Group Ltd.                                        994,534     2,773,817
--------------------------------------------------------------------------------
Pernod-Ricard SA                                            64,590     6,426,853
                                                                    ------------
                                                                       9,200,670
--------------------------------------------------------------------------------
Food & Staples Retailing--0.5%
Carrefour SA                                                65,670     2,940,442
--------------------------------------------------------------------------------
Energy--0.8%
--------------------------------------------------------------------------------
Oil & Gas--0.8%
Tsakos Energy Navigation Ltd.                              382,500     5,049,000
--------------------------------------------------------------------------------

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
Financials--12.8%
--------------------------------------------------------------------------------
Commercial Banks--5.8%
ABN Amro Holding NV                                        154,200   $ 2,983,410
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                   1,523,700    13,386,985
--------------------------------------------------------------------------------
Banco Espirito Santo SA                                    211,575     3,185,202
--------------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl                     449,542     6,736,005
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                       421,790     3,092,403
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                     157,390     4,087,080
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                     44,270     2,717,958
                                                                    ------------
                                                                      36,189,043

--------------------------------------------------------------------------------
Diversified Financial Services--7.0%
3i Group plc                                               671,731     6,471,119
--------------------------------------------------------------------------------
Ackermans & van Haaren NV 1                                171,610     3,027,587
--------------------------------------------------------------------------------
Collins Stewart Tullett plc                              2,189,776    13,561,202
--------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                     265,500     2,083,288
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 1                           689,900     4,649,926
--------------------------------------------------------------------------------
Marschollek, Lautenschlaeger und Partner AG (MLP) 1        790,035     9,728,721
--------------------------------------------------------------------------------
Van der Moolen Holding NV                                  306,700     3,787,615
                                                                    ------------
                                                                      43,309,458

--------------------------------------------------------------------------------
Health Care--17.0%
--------------------------------------------------------------------------------
Biotechnology--0.2%
Cambridge Antibody Technology Group plc 1                  197,210     1,563,799
--------------------------------------------------------------------------------
Health Care Equipment & Supplies--2.7%
Amersham plc                                               609,610     4,674,172
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 1,2,3           1,901,125     2,491,826
--------------------------------------------------------------------------------
Centerpulse AG 1                                            16,588     4,553,119
--------------------------------------------------------------------------------
Essilor International SA                                    66,960     2,724,923
--------------------------------------------------------------------------------
Ortivus AB, B Shares 1,3                                   710,800     2,232,645
                                                                    ------------
                                                                      16,676,685

7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
Health Care Providers & Services--1.6%
Fresenius AG, Preference                                  94,493     $ 4,392,172
--------------------------------------------------------------------------------
Nicox SA 1                                               850,949       5,394,547
                                                                     -----------
                                                                       9,786,719

--------------------------------------------------------------------------------
Pharmaceuticals--12.5%
Aventis SA                                                80,370       4,195,116
--------------------------------------------------------------------------------
Biovail Corp. 1                                           64,500       3,008,280
--------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.                         153,000       2,775,887
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                      326,350       6,442,840
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,2                               875,000       3,440,535
--------------------------------------------------------------------------------
NeuroSearch AS 1                                         273,200       2,834,766
--------------------------------------------------------------------------------
Novogen Ltd. 1,3                                       6,312,615      17,688,547
--------------------------------------------------------------------------------
Pliva d.d., GDR 4                                        221,950       2,994,106
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA 1                                    96,090       6,142,433
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                      457,000       6,445,876
--------------------------------------------------------------------------------
SkyePharma plc 1                                      16,789,970      15,473,164
--------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                          159,000       6,234,773
                                                                     -----------
                                                                      77,676,323

--------------------------------------------------------------------------------
Industrials--19.9%
--------------------------------------------------------------------------------
Aerospace & Defense--3.2%
Empresa Brasileira de Aeronautica SA
(Embraer), Preference                                  5,356,546      19,675,266
--------------------------------------------------------------------------------
Air Freight & Logistics--0.2%
Sinotrans Ltd. 1                                       4,200,000       1,211,733
--------------------------------------------------------------------------------
Commercial Services & Supplies--3.4%
Amadeus Global Travel Distribution SA 1                1,007,600       5,842,488
--------------------------------------------------------------------------------
BTG plc 1                                              2,793,110       4,438,809
--------------------------------------------------------------------------------
Buhrmann NV 1                                          1,046,558       4,160,473
--------------------------------------------------------------------------------
Magnus Holding NV 1,3                                  1,249,880         558,618
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                        434,649       6,390,155
                                                                     -----------
                                                                      21,390,543

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
Construction & Engineering--4.8%
Koninklijke Boskalis Westminster NV                      1,317,061   $29,680,015
--------------------------------------------------------------------------------
Electrical Equipment--2.2%
SGL Carbon AG 1                                            366,436     4,788,229
--------------------------------------------------------------------------------
Ushio, Inc.                                                787,000     9,126,449
                                                                    ------------
                                                                      13,914,678

--------------------------------------------------------------------------------
Industrial Conglomerates--3.1%
Aalberts Industries NV                                   1,090,879    18,988,953
--------------------------------------------------------------------------------
Machinery--2.4%
GSI Lumonics, Inc. 1                                       545,600     3,437,280
--------------------------------------------------------------------------------
Halma plc                                                2,915,306     5,904,643
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd. 1                        289,246     5,624,227
                                                                    ------------
                                                                      14,966,150

--------------------------------------------------------------------------------
Transportation Infrastructure--0.6%
Eurotunnel SA 1                                          5,303,725     2,931,849
--------------------------------------------------------------------------------
ICTS International NV                                      136,200       651,036
                                                                    ------------
                                                                       3,582,885

--------------------------------------------------------------------------------
Information Technology--24.0%
--------------------------------------------------------------------------------
Communications Equipment--1.1%
Telefonaktiebolaget LM Ericsson AB, B Shares             6,398,600     6,589,574
--------------------------------------------------------------------------------
Computers & Peripherals--1.8%
Logitech International SA 1                                230,183     9,764,375
--------------------------------------------------------------------------------
Toshiba Corp.                                              516,424     1,567,342
                                                                    ------------
                                                                      11,331,717

--------------------------------------------------------------------------------
Electronic Equipment & Instruments--4.3%
Epcos AG 1                                                 200,447     2,727,694
--------------------------------------------------------------------------------
Hamamatsu Photonics K.K.                                   246,100     3,528,795
--------------------------------------------------------------------------------
Imagineer Co. Ltd.                                         105,000       482,839
--------------------------------------------------------------------------------
Keyence Corp.                                               33,510     5,894,824
--------------------------------------------------------------------------------
Omron Corp.                                                512,318     7,251,824
--------------------------------------------------------------------------------
Tandberg ASA 1                                           1,583,700     6,838,737
                                                                    ------------
                                                                      26,724,713
8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
Internet Software & Services--2.3%
T-Online International AG 1                               504,558   $ 4,717,816
--------------------------------------------------------------------------------
Yahoo Japan Corp. 1                                           798     9,741,064
                                                                    ------------
                                                                     14,458,880

--------------------------------------------------------------------------------
IT Services--2.8%
Altran Technologies SA 1                                  564,190     4,014,611
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                 112,700     6,405,348
--------------------------------------------------------------------------------
NIIT Ltd.                                               1,484,600     3,743,074
--------------------------------------------------------------------------------
United Internet AG                                        218,982     3,399,735
                                                                    ------------
                                                                     17,562,768

--------------------------------------------------------------------------------
Office Electronics--1.5%
Canon, Inc.                                               225,000     9,405,961
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--4.0%
ASM International NV 1                                    746,600    11,542,436
--------------------------------------------------------------------------------
Jenoptik AG 1                                           1,066,597    13,034,027
                                                                    ------------
                                                                     24,576,463

--------------------------------------------------------------------------------
Software--6.2%
Eidos plc 1                                             3,136,140     8,426,476
--------------------------------------------------------------------------------
Infogrames  Entertainment SA 1                            699,527     4,664,985
--------------------------------------------------------------------------------
Software AG 1                                             244,371     3,196,076
--------------------------------------------------------------------------------
UBI Soft  Entertainment SA 1                              865,221    16,383,838
--------------------------------------------------------------------------------
Unit 4 Agresso NV 1                                       954,730     5,446,093
                                                                    ------------
                                                                     38,117,468

--------------------------------------------------------------------------------
Telecommunication Services--6.2%
--------------------------------------------------------------------------------
Diversified Telecommunication Services--1.6%
BT Group plc                                            1,937,620     6,110,912
--------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd. 1                             2,038,900     3,911,289
                                                                    ------------
                                                                     10,022,201

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
Wireless Telecommunication Services--4.6%
KDDI Corp.                                                  3,433   $11,911,667
--------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                        20,100     3,166,667
--------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                 744,900     3,898,708
--------------------------------------------------------------------------------
Vodafone Group plc 1                                    4,212,300     9,144,119
                                                                    ------------
                                                                     28,121,161

--------------------------------------------------------------------------------
Utilities--0.7%
--------------------------------------------------------------------------------
Electric Utilities--0.7%
Solidere, GDR 1,4                                         855,700     4,257,107
                                                                    ------------
Total Common Stocks  (Cost $715,436,347)                            601,602,688

--------------------------------------------------------------------------------
Preferred Stocks--1.3%

Ceres, Inc.:
$4.00 Cv., Series C-1 1,2                                  44,515       289,347
Cv., Series C 1,2                                         600,000     3,900,000
Cv., Series D 1,2                                         418,000     2,717,000
--------------------------------------------------------------------------------
Oxagen Ltd., Cv. 1,2                                    2,142,875     1,228,773
                                                                    ------------
Total Preferred Stocks  (Cost $7,296,760)                             8,135,120


                                                           Units
--------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.2%

Ceres Group, Inc.:
Series C Wts.,
Exp. 8/28/06 1,2                                           20,032            --
Series D Wts.,
Exp. 12/31/30 1,2                                          41,800            --
--------------------------------------------------------------------------------
Marshall Edwards, Inc.,
Wts., Exp. 11/30/03 1,2                                   875,000       799,351
--------------------------------------------------------------------------------
UBI Soft Entertainment SA Wts., Exp. 5/14/06 1            865,221       671,636
                                                                    ------------
Total Rights, Warrants and Certificates (Cost $0)                     1,470,987

9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                    Principal      Market Value
                                                       Amount        See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--0.7%

 Undivided interest of 2.88% in joint
 repurchase agreement (Market Value
 $152,071,000) with Banc One Capital
 Markets, Inc., 1.23%, dated 5/30/03, to
 be repurchased at $4,384,449 on 6/2/03,
 collateralized by U.S. Treasury Nts.,
 3.625%--5.625%, 8/31/03--5/15/08, with
 a value of $84,261,270 and U.S. Treasury
 Bonds, 3.375%, 4/30/04, with a value of
 $70,968,802  (Cost $4,384,000)                    $4,384,000      $  4,384,000
--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $727,117,108)                                     99.2%      615,592,795
--------------------------------------------------------------------------------
 Other Assets Net of Liabilities                          0.8         4,813,310
                                                   ----------------------------
 Net Assets                                             100.0%     $620,406,105
                                                   ============================

 Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                Market Value   Percent
 ----------------------------------------------------------
 Great Britain                      $106,295,639     17.3%
 The Netherlands                      80,762,525     13.1
 Japan                                80,567,477     13.1
 France                               76,390,070     12.4
 Germany                              50,054,927      8.1
 Australia                            28,574,930      4.5
 India                                25,052,354      4.1
 Korea, Republic of South             22,132,446      3.6
 Brazil                               19,675,266      3.2
 Spain                                18,366,959      3.0
 Italy                                16,535,562      2.7
 United States                        15,097,978      2.5
 Switzerland                          14,317,494      2.3
 Ireland                              13,386,985      2.2
 Norway                               11,887,737      1.9
 Sweden                                8,822,219      1.4
 Canada                                5,929,106      1.0
 Lebanon                               4,257,107      0.7
 Mexico                                4,232,620      0.7
 Portugal                              3,185,202      0.5
 Belgium                               3,027,587      0.5
 Croatia                               2,994,106      0.5
 Denmark                               2,834,766      0.5
 China                                 1,211,733      0.2
                                    ----------------------
 Total                              $615,592,795    100.0%
                                    ======================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of May 31, 2003 amounts to $22,971,636. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                          Unrealized
                                                  Shares          Gross          Gross         Shares   Appreciation        Realized
                                       November 30, 2002      Additions     Reductions   May 31, 2003  (Depreciation)           Loss
------------------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Art Advanced Research Technologies, Inc.       1,901,125             --             --      1,901,125   $ (5,008,174)   $         --
Magnus Holding NV                              1,206,580         43,300             --      1,249,880     (5,286,451)             --
Novogen Ltd.                                   6,549,983        147,700        385,068      6,312,615      8,724,690          71,793
Ortivus AB, B Shares                             698,400         26,800         14,400        710,800     (6,127,451)        278,606
Oxagen Ltd., Cv.*                              1,250,000        892,875             --      2,142,875       (981,927)             --
UBI Soft Entertainment SA*                       938,841             --         73,620        865,221    (12,788,295)      2,541,268
                                                                                                        ----------------------------
                                                                                                        $(21,467,608)     $2,891,667
                                                                                                        ============================

 * No longer an affiliate as of May 31, 2003.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,251,213 or 1.17% of the Fund's net assets as of May 31, 2003.

 See accompanying Notes to Financial Statements.

10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 May 31, 2003
--------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $696,448,086)                   $  592,621,159
 Affiliated companies (cost $30,669,022)                          22,971,636
                                                              ------------------
                                                                 615,592,795
--------------------------------------------------------------------------------
 Cash                                                              1,419,879
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                 5,267
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                  5,623,332
 Interest and dividends                                            3,751,680
 Shares of beneficial interest sold                                3,576,954
 Other                                                                 5,151
                                                              ------------------
 Total assets                                                    629,975,058

--------------------------------------------------------------------------------
 Liabilities

 Unrealized depreciation on foreign currency contracts                 1,708
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                             4,667,510
 Shares of beneficial interest redeemed                            3,916,932
 Shareholder reports                                                 268,224
 Distribution and service plan fees                                  231,557
 Transfer and shareholder servicing agent fees                       166,994
 Trustees' compensation                                              155,061
 Other                                                               160,967
                                                              ------------------
 Total liabilities                                                 9,568,953


--------------------------------------------------------------------------------
 Net Assets                                                   $  620,406,105
                                                              ==================

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                              $1,088,793,217
--------------------------------------------------------------------------------
 Overdistributed net investment income                              (933,233)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                          (356,058,255)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and
 translation of assets and liabilities denominated in
 foreign currencies                                             (111,395,624)
                                                              ------------------
 Net Assets                                                   $  620,406,105
                                                              ==================

11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $374,776,193 and 32,074,250 shares of beneficial interest outstanding)   $11.68
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                              $12.39
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $144,395,838 and 12,902,714 shares of beneficial interest
 outstanding)                                                             $11.19
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $87,673,340 and 7,827,992 shares of beneficial interest
 outstanding)                                                             $11.20
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,560,734 and 1,174,273 shares of beneficial interest
 outstanding)                                                             $11.55

 See accompanying Notes to Financial Statements.




12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

 STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2003
--------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $1,056,809)   $     6,654,074
--------------------------------------------------------------------------------
 Interest                                                              66,325
                                                              ------------------
 Total investment income                                            6,720,399

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                    2,184,294
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              389,897
 Class B                                                              691,256
 Class C                                                              395,381
 Class N                                                               28,826
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            1,594,422
 Class B                                                              481,301
 Class C                                                              229,852
 Class N                                                               29,023
--------------------------------------------------------------------------------
 Shareholder reports                                                  183,096
--------------------------------------------------------------------------------
 Custodian fees and expenses                                          120,818
--------------------------------------------------------------------------------
 Trustees' compensation                                                21,048
--------------------------------------------------------------------------------
 Other                                                                146,857
                                                              ------------------
 Total expenses                                                     6,496,071
 Less reduction to custodian expenses                                  (1,198)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class A                                               (1,139,455)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class B                                                 (284,327)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class C                                                  (97,889)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class N                                                   (7,575)
                                                              ------------------
 Net expenses                                                       4,965,627

--------------------------------------------------------------------------------
 Net Investment Income                                              1,754,772

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                        (145,423,426)
   Affiliated companies                                            (2,891,667)
 Foreign currency transactions                                     21,488,307
                                                              ------------------
 Net realized loss                                               (126,826,786)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                       70,955,468
 Translation of assets and liabilities denominated in
 foreign currencies                                                62,609,557
                                                              ------------------
 Net change                                                       133,565,025
                                                              ------------------
 Net realized and unrealized gain                                   6,738,239


--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations           $   8,493,011
                                                              ==================

 See accompanying Notes to Financial Statements.


13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                     Six Months            Year
                                                          Ended           Ended
                                                   May 31, 2003    November 30,
                                                    (Unaudited)            2002
-------------------------------------------------------------------------------
 Operations

 Net investment income                             $  1,754,772   $   2,798,149
-------------------------------------------------------------------------------
 Net realized loss                                 (126,826,786)   (140,431,293)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                     133,565,025     (85,001,129)
                                                   ----------------------------
 Net increase (decrease) in net assets resulting
 from operations                                      8,493,011    (222,634,273)

-------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                             (3,451,365)     (1,561,357)
 Class B                                               (393,792)             --
 Class C                                               (280,451)             --
 Class N                                               (141,834)        (22,162)

-------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                             11,895,306     (31,271,131)
 Class B                                            (15,819,033)    (19,682,917)
 Class C                                             (1,863,954)      2,247,648
 Class N                                              1,507,978      10,497,750

-------------------------------------------------------------------------------
 Net Assets

 Total decrease                                         (54,134)   (262,426,442)
-------------------------------------------------------------------------------
 Beginning of period                                620,460,239     882,886,681
                                                   ----------------------------
 End of period [including undistributed
 (overdistributed) net investment income of
 $(933,233) and $1,579,437, respectively]          $620,406,105   $ 620,460,239
                                                   ============================

 See accompanying Notes to Financial Statements.




14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

                                             Six Months                                                                      Year
                                                  Ended                                                                     Ended
                                           May 31, 2003                                                                  Nov. 30,
Class A                                      (Unaudited)          2002           2001           2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period             $11.63         $14.96         $19.77         $19.22         $15.11        $14.37
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                        .05            .12            .06           (.01)          (.02)          .05
Net realized and unrealized gain (loss)             .11          (3.41)         (3.93)           .77           5.02           .91
                                               ----------------------------------------------------------------------------------
Total from investment operations                    .16          (3.29)         (3.87)           .76           5.00           .96
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.11)          (.04)            --             --           (.13)           --
Distributions from net realized gain                 --             --           (.94)          (.21)          (.76)         (.22)
                                               ----------------------------------------------------------------------------------
Total dividends and/or distributions
 to shareholders                                   (.11)          (.04)          (.94)          (.21)          (.89)         (.22)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $11.68         $11.63         $14.96         $19.77         $19.22        $15.11
                                               ==================================================================================

---------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                 1.46%        (22.04)%       (20.58)%         3.92%         35.31%         6.78%

---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)       $374,776       $358,097       $535,615       $478,680       $208,981      $186,859
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $331,338       $512,319       $536,366       $418,537       $180,719      $175,022
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                       0.96%          0.62%          0.62%          0.22%         (0.15)%        0.44%
Expenses, gross                                    2.16%          1.64%          1.42%          1.38%          1.55%         1.40% 3
Expenses, net                                      1.47% 4,5      1.56% 4,5      1.42% 4,6      1.38% 4        1.55% 4       1.40%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              28%            46%            33%            61%            75%           82%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements

15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                             Six Months                                                                      Year
                                                  Ended                                                                     Ended
                                           May 31, 2003                                                                   Nov. 30,
Class B                                      (Unaudited)          2002           2001           2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period             $11.10         $14.34         $19.14         $18.75         $14.76        $14.15
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.02)          (.03)          (.01)          (.08)          (.14)         (.03)
Net realized and unrealized gain (loss)             .14          (3.21)         (3.85)           .68           4.92           .86
                                                 --------------------------------------------------------------------------------
Total from investment operations                    .12          (3.24)         (3.86)           .60           4.78           .83
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to  shareholders:
Dividends from net investment income               (.03)            --             --             --           (.03)           --
Distributions from net realized gain                 --             --           (.94)          (.21)          (.76)         (.22)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.03)            --           (.94)          (.21)          (.79)         (.22)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $11.19         $11.10         $14.34         $19.14         $18.75        $14.76
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                 1.08%        (22.59)%       (21.23)%         3.16%         34.32%         5.95%

---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $144,396       $161,074       $230,085       $273,243       $176,021      $142,127
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $138,540       $200,304       $262,745       $276,393       $145,203      $125,772
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                       0.11%         (0.12)%        (0.15)%        (0.56)%        (0.91)%       (0.34)%
Expenses, gross                                    2.65%          2.39%          2.17%          2.14%          2.31%         2.18% 3
Expenses, net                                      2.24% 4,5      2.31% 4,5      2.17% 4,6      2.14% 4        2.31% 4       2.18%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              28%            46%            33%            61%            75%           82%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements

16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                             Six Months                                                                      Year
                                                  Ended                                                                     Ended
                                           May 31, 2003                                                                   Nov. 30,
Class C                                      (Unaudited)          2002           2001           2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period           $ 11.12        $ 14.37        $ 19.16        $ 18.77        $ 14.78       $ 14.17
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        -- 1         (.01)            -- 1         (.04)          (.13)         (.03)
 Net realized and unrealized gain (loss)            .12          (3.24)         (3.85)           .64           4.91           .86
                                                 --------------------------------------------------------------------------------
 Total from investment operations                   .12          (3.25)         (3.85)           .60           4.78           .83
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.04)            --             --             --           (.03)           --
 Distributions from net realized gain                --             --           (.94)          (.21)          (.76)         (.22)
                                                 --------------------------------------------------------------------------------
 Total dividends and/or distributions
  to shareholders                                  (.04)            --           (.94)          (.21)          (.79)         (.22)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $11.20         $11.12         $14.37         $19.16         $18.77        $14.78
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                1.06%        (22.62)%       (21.16)%         3.16%         34.28%         5.94%


---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $87,673       $ 89,456       $114,084       $113,230        $49,242       $36,776
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $79,284       $106,551       $122,775       $ 98,110        $39,641       $32,460
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                      0.12%         (0.12)%        (0.14)%        (0.53)%        (0.92)%       (0.34)%
 Expenses, gross                                   2.53%          2.37%          2.17%          2.14%          2.32%         2.17% 4
 Expenses, net                                     2.28% 5,6      2.29% 5,6      2.17% 5,7      2.14% 5        2.32% 5       2.17%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             28%            46%            33%            61%            75%           82%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements

17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                     Six Months                         Year
                                                          Ended                        Ended
                                                   May 31, 2003                      Nov. 30,
 Class N                                             (Unaudited)         2002           2001 1
--------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 11.55       $ 14.93        $ 18.74
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .05           .09            .01
 Net realized and unrealized gain (loss)                    .09         (3.38)         (3.82)
                                                        ------------------------------------
 Total from investment operations                           .14         (3.29)         (3.81)
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.14)         (.09)            --
 Distributions from net realized gain                        --            --             --
                                                        ------------------------------------
 Total dividends and/or distributions to shareholders      (.14)         (.09)            --
--------------------------------------------------------------------------------------------
 Net asset value, end of period                          $11.55        $11.55         $14.93
                                                        ====================================

--------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                        1.28%       (22.18)%       (20.33)%

--------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $13,561       $11,833         $3,102
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $11,566       $ 9,195         $1,152
--------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     0.64%         0.19%          0.18%
 Expenses, gross                                           1.95%         1.80%          1.74%
 Expenses, net                                             1.82% 4,5     1.72% 4,5      1.74% 4,6
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     28%           46%            33%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

                 See accompanying Notes to Financial Statements

18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the fund's statement of operations.


19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $350,827,007. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended November 30, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of November 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2009      $ 80,843,212
                              2010       110,808,862
                                        ------------
                              Total     $191,652,074
                                        ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended May 31, 2003, the Fund's projected benefit obligations were increased by $7,092 and payments of $5,518 were made to retired trustees, resulting in an accumulated liability of $147,393 as of May 31, 2003.


20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended May 31, 2003 and the year ended November 30, 2002 was as follows:
                                     Six Months Ended            Year Ended
                                         May 31, 2003     November 30, 2002
        -------------------------------------------------------------------
        Distributions paid from:
        Ordinary income                    $4,267,442            $1,583,519

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended May 31, 2003     Year Ended November 30, 2002
                                Shares           Amount         Shares            Amount
----------------------------------------------------------------------------------------
 Class A
 Sold                       22,776,319    $ 234,618,552     33,647,674    $  459,353,682
 Dividends and/or
 distributions reinvested      273,353        2,963,154         72,548         1,078,074
 Redeemed                  (21,762,607)    (225,686,400)   (38,737,554)     (491,702,887)
                           -------------------------------------------------------------
 Net increase (decrease)     1,287,065    $  11,895,306     (5,017,332)   $  (31,271,131)
                           =============================================================

----------------------------------------------------------------------------------------
 Class B
 Sold                        1,209,975    $  12,232,329      3,357,028    $   43,682,417
 Dividends and/or
 distributions reinvested       32,768          341,309             --                --
 Redeemed                   (2,851,334)     (28,392,671)    (4,887,846)      (63,365,334)
                           -------------------------------------------------------------
 Net decrease               (1,608,591)   $ (15,819,033)    (1,530,818)   $  (19,682,917)
                           =============================================================

----------------------------------------------------------------------------------------
 Class C
 Sold                        1,972,068    $  19,786,575      3,445,371    $   45,475,541
 Dividends and/or
 distributions reinvested       21,255          221,691             --                --
 Redeemed                   (2,209,970)     (21,872,220)    (3,342,511)      (43,227,893)
                           -------------------------------------------------------------
 Net increase (decrease)      (216,647)   $  (1,863,954)       102,860    $    2,247,648
                           =============================================================

----------------------------------------------------------------------------------------
 Class N
 Sold                          860,278    $   9,233,865      5,337,188    $   69,369,904
 Dividends and/or
 distributions reinvested       12,795          137,297          1,499            22,157
 Redeemed                     (723,608)      (7,863,184)    (4,521,688)      (58,894,311)
                           -------------------------------------------------------------
 Net increase                  149,465    $   1,507,978        816,999    $   10,497,750
                           =============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2003, were $155,578,728 and $168,656,737, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.


22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
    The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                Aggregate          Class A     Concessions     Concessions     Concessions     Concessions
                Front-End        Front-End      on Class A      on Class B      on Class C      on Class N
            Sales Charges    Sales Charges          Shares          Shares          Shares          Shares
Six Months     on Class A      Retained by     Advanced by     Advanced by     Advanced by     Advanced by
Ended              Shares      Distributor   Distributor 1   Distributor 1   Distributor 1   Distributor 1
----------------------------------------------------------------------------------------------------------
May 31, 2003     $656,494          $82,514        $421,145        $270,071         $72,281         $23,845

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A       Class B        Class C        Class N
                         Contingent    Contingent     Contingent     Contingent
                           Deferred      Deferred       Deferred       Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales Charges
                        Retained by   Retained by    Retained by    Retained by
Six Months Ended        Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 May 31, 2003               $48,490      $242,311        $82,232        $19,631

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended May 31, 2003, payments under the Class A Plan totaled $389,897, all of which were paid by the Distributor to recipients, and included $16,654 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the


23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended May 31, 2003, were as follows:

                                                                  Distributor's
                                                  Distributor's       Aggregate
                                                      Aggregate    Unreimbursed
                                                   Unreimbursed   Expenses as %
                 Total Payments  Amount Retained       Expenses   of Net Assets
                     Under Plan   by Distributor     Under Plan        of Class
-------------------------------------------------------------------------------
 Class B Plan          $691,256         $539,364     $5,087,608           3.52%
 Class C Plan           395,381           96,455      2,347,791           2.68
 Class N Plan            28,826           24,793        177,150           1.31


-------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of May 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                        Contract
                        Expiration        Amount      Valuation as of     Unrealized        Unrealized
 Contract Description       Dates         (000s)         May 31, 2003   Appreciation      Depreciation
------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro [EUR]                 6/2/03       215EUR         $  253,086          $     --            $ 1,625
                                                                            ---------------------------
 Contracts to Sell
 Euro [EUR]                 6/2/03       129EUR            152,118                --                 83
 Swiss Franc [CHF]          6/2/03     2,017CHF          1,548,840             3,158                 --
 Japanese Yen [JPY]         6/2/03    33,728JPY            281,993             2,109                 --
                                                                            ---------------------------
                                                                               5,267                 83
                                                                            ---------------------------
 Total Unrealized Appreciation and Depreciation                               $5,267             $1,708
                                                                            ===========================


24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

-------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of May 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of May 31, 2003 was $14,866,832, which represents 2.40% of the Fund's net assets, of which $11,426,298 is considered restricted. Information concerning restricted securities is as follows:


                                                                                                   Unrealized
                                         Acquisition                       Valuation as of       Appreciation
Security                                       Dates           Cost           May 31, 2003      (Depreciation)
--------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Art Advanced Research  Technologies, Inc.    6/19/01     $7,500,000             $2,491,826        $(5,008,174)
Ceres Group, Inc., Series C Wts.,  Exp.
8/28/06                                     10/25/01             --                     --                 --
Ceres Group, Inc., Series D Wts.,  Exp.
12/31/30                                     10/4/01             --                     --                 --
Ceres, Inc., $4.00 Cv., Series C-1            2/6/01        178,060                289,348            111,288
Ceres, Inc., Cv., Series C                    1/6/99      2,400,000              3,900,000          1,500,000
Ceres, Inc., Cv., Series D                   3/15/01      2,508,000              2,717,000            209,000
Marshall Edwards, Inc., Wts.,  Exp.
11/30/03                                     7/22/02             --                799,351            799,351
Oxagen Ltd., Cv.                            12/20/00      2,210,700              1,228,773           (981,927)

--------------------------------------------------------------------------------

7. Borrowing and Lending Arrangements
Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on


25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

 7. Borrowing and Lending Arrangements Continued one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2003.

26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of May 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)